COMPREHENSIVE INCOME (LOSS) - Schedule of Total Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Comprehensive Income Net Of Tax [Abstract]
Net income (loss)	$ (3,913)	$ 4,820	$ 6,981
Other comprehensive income (loss)
Net Change in Foreign currency translation	529	(839)	409
Comprehensive income (loss)	$ (3,384)	$ 3,981	$ 7,390